EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of detailed information about earnings per share [Table Text Block]
	December 31,	December 31,	December 31,
	2021	2020	2019
Net income (loss) for the period	$(2,758,567)	$(1,307,890)	$3,334,043
Basic weighted average number of common shares outstanding	53,082,689	47,170,086	47,170,086
Effect on dilutive securities:
Options	-	-	1,016,436
Diluted weighted average number of common shares outstanding	53,082,689	47,170,086	48,186,522
Basic income (loss) per share	$(0.05)	$(0.03)	$0.07
Diluted income (loss) per share	$(0.05)	$(0.03)	$0.07